Vanguard Emerging Markets Bond Fund

Supplement to the Prospectus Dated January 26, 2017
Effective December 6, 2017, Vanguard Emerging Markets Bond Fund will be available for investment.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1431A 122017

Vanguard Malvern Funds

Supplement to the Statement of Additional Information Dated January 26, 2017

Effective December 6, 2017, Vanguard Emerging Markets Bond Fund will be available for investment.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 78C 122017